UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for Wells Fargo Income Opportunities Fund.

Date of reporting period: July 31, 2016

ITEM 1.	INVESTMENTS

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name			Shares	Value
Common Stocks : 0.12%
Energy : 0.12%
Oil, Gas & Consumable Fuels : 0.12%
Swift Energy Company †(i)			27,009	$729,513

Materials : 0.00%
Chemicals : 0.00%
LyondellBasell Industries NV Class A			7	527

Total Common Stocks (Cost $7,028,060)				730,040

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 118.12%
Consumer Discretionary : 21.22%
Auto Components : 0.88%
Cooper Tire & Rubber Company (i)	7.63%	3-15-2027	$4,000,000	4,380,000
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	400,000	450,000
Goodyear Tire & Rubber Company	7.00	5-15-2022	700,000	751,625
				5,581,625

Distributors : 0.27%
LKQ Corporation	4.75	5-15-2023	1,675,000	1,679,188

Diversified Consumer Services : 1.67%
Service Corporation International	7.50	4-1-2027	7,078,000	8,281,260
Service Corporation International	7.63	10-1-2018	1,100,000	1,229,250
Service Corporation International	8.00	11-15-2021	885,000	1,046,513
				10,557,023

Hotels, Restaurants & Leisure : 4.12%
CCM Merger Incorporated 144A	9.13	5-1-2019	10,830,000	11,357,963
Greektown Holdings LLC 144A	8.88	3-15-2019	12,975,000	13,591,313
Hilton Worldwide Finance LLC	5.63	10-15-2021	320,000	331,600
Speedway Motorsports Incorporated	5.13	2-1-2023	825,000	843,563
				26,124,439

Household Durables : 0.81%
American Greetings Corporation	7.38	12-1-2021	3,375,000	3,526,875
Tempur Sealy International Incorporated 144A	5.50	6-15-2026	1,425,000	1,441,929
Tempur Sealy International Incorporated	5.63	10-15-2023	175,000	181,125
				5,149,929

Leisure Products : 0.17%
Vista Outdoor Incorporated 144A	5.88	10-1-2023	1,025,000	1,073,688

Media : 10.40%
Altice US Finance I Corporation 144A	5.38	7-15-2023	2,270,000	2,343,775
Cablevision Systems Corporation	8.63	9-15-2017	2,975,000	3,160,938
CCO Holdings LLC	5.13	2-15-2023	1,425,000	1,473,984
CCO Holdings LLC 144A	5.13	5-1-2023	2,965,000	3,065,069
CCO Holdings LLC	5.25	9-30-2022	2,048,000	2,132,480
CCO Holdings LLC 144A	5.38	5-1-2025	7,195,000	7,482,800
CCO Holdings LLC 144A	5.50	5-1-2026	325,000	339,219
CCO Holdings LLC 144A	5.75	2-15-2026	5,675,000	5,987,125
CCO Holdings LLC 144A	5.88	4-1-2024	2,350,000	2,508,625
CCO Holdings LLC	6.63	1-31-2022	1,228,000	1,297,075
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	340,000	339,150
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	1,896,000	1,885,335

1

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Cequel Communications Holdings I LLC 144A	7.75%	7-15-2025	$3,625,000	$3,860,625
Cinemark USA Incorporated	4.88	6-1-2023	600,000	612,000
CSC Holdings LLC	7.88	2-15-2018	1,525,000	1,647,000
CSC Holdings LLC	8.63	2-15-2019	635,000	707,628
EMI Music Publishing 144A	7.63	6-15-2024	950,000	1,018,875
Gray Television Incorporated 144A	5.88	7-15-2026	1,650,000	1,696,200
Gray Television Incorporated	7.50	10-1-2020	8,125,000	8,480,469
Lamar Media Corporation	5.88	2-1-2022	1,785,000	1,863,094
LIN Television Corporation	6.38	1-15-2021	500,000	522,500
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	1,190,000	1,237,600
National CineMedia LLC	6.00	4-15-2022	3,400,000	3,527,500
National CineMedia LLC	7.88	7-15-2021	1,750,000	1,811,250
Nexstar Broadcasting Group Incorporated 144A	5.63	8-1-2024	125,000	127,031
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	1,340,000	1,378,525
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	3,510,000	3,676,725
Outfront Media Capital Corporation	5.25	2-15-2022	320,000	330,400
Outfront Media Capital Corporation	5.63	2-15-2024	35,000	36,925
Outfront Media Capital Corporation	5.88	3-15-2025	1,275,000	1,359,469
				65,909,391

Specialty Retail : 2.76%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	730,000	753,725
ABC Supply Company Incorporated 144A	5.75	12-15-2023	575,000	605,188
Asbury Automotive Group Incorporated	6.00	12-15-2024	3,275,000	3,358,513
Century Intermediate Holding Company (PIK at 10.50%) 144A¥(i)	9.75	2-15-2019	465,000	474,881
Penske Auto Group Incorporated	5.38	12-1-2024	5,273,000	5,246,635
Penske Auto Group Incorporated	5.50	5-15-2026	675,000	666,563
Penske Auto Group Incorporated	5.75	10-1-2022	2,100,000	2,131,710
Sonic Automotive Incorporated	5.00	5-15-2023	2,050,000	2,024,375
Sonic Automotive Incorporated	7.00	7-15-2022	2,126,000	2,237,615
				17,499,205

Textiles, Apparel & Luxury Goods : 0.14%
Wolverine World Wide Company	6.13	10-15-2020	875,000	905,625

Consumer Staples : 1.90%
Beverages : 0.35%
Cott Beverages Incorporated	5.38	7-1-2022	850,000	871,250
Cott Beverages Incorporated	6.75	1-1-2020	1,295,000	1,358,131
				2,229,381

Food Products : 1.48%
B&G Foods Incorporated	4.63	6-1-2021	670,000	688,425
Darling Ingredients Incorporated	5.38	1-15-2022	295,000	305,325
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,860,000	1,883,250
Pinnacle Foods Incorporated 144A	5.63	5-1-2024	700,000	714,434
Pinnacle Foods Incorporated 144A	5.88	1-15-2024	100,000	106,250
Post Holdings Incorporated 144A %%	5.00	8-15-2026	1,350,000	1,345,781
Prestige Brands Incorporated 144A	6.38	3-1-2024	210,000	221,550
Simmons Foods Incorporated 144A	7.88	10-1-2021	3,625,000	3,344,063
TreeHouse Foods Incorporated 144A	6.00	2-15-2024	100,000	107,500
US Foods Incorporated 144A	5.88	6-15-2024	670,000	700,150
				9,416,728

Household Products : 0.07%
Central Garden & Pet Company	6.13	11-15-2023	405,000	429,300

Energy : 28.75%
Energy Equipment & Services : 9.09%
Bristow Group Incorporated	6.25	10-15-2022	8,450,000	5,999,500
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	810,000	834,300
Era Group Incorporated	7.75	12-15-2022	4,720,000	4,035,600

2

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Hilcorp Energy Company 144A	5.00%	12-1-2024	$1,810,000	$1,683,300
Hilcorp Energy Company 144A	5.75	10-1-2025	2,290,000	2,164,050
Hilcorp Energy Company 144A	7.63	4-15-2021	700,000	715,750
Holly Energy Partners LP 144A	6.00	8-1-2024	1,100,000	1,113,750
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	2,500,000	1,451,563
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	5,200,000	3,263,000
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	4,562,000	2,999,515
NGPL PipeCo LLC 144A	7.12	12-15-2017	3,990,000	4,169,550
NGPL PipeCo LLC 144A	7.77	12-15-2037	19,550,000	20,136,500
NGPL PipeCo LLC 144A	9.63	6-1-2019	715,000	748,963
PHI Incorporated	5.25	3-15-2019	9,000,000	8,280,000
				57,595,341

Oil, Gas & Consumable Fuels : 19.66%
Alpha Natural Resources Incorporated (s)	6.25	6-1-2021	800,000	3,000
Arch Coal Incorporated (s)	7.00	6-15-2019	1,950,000	37,050
Arch Coal Incorporated (s)	7.25	6-15-2021	775,000	15,500
Archrock Partners LP	6.00	10-1-2022	525,000	472,500
Continental Resources Incorporated	5.00	9-15-2022	1,450,000	1,355,750
Crestwood Midstream Partners LP	6.13	3-1-2022	350,000	328,342
Crestwood Midstream Partners LP	6.25	4-1-2023	2,225,000	2,085,938
Denbury Resources Incorporated	4.63	7-15-2023	7,750,000	4,650,000
Denbury Resources Incorporated	5.50	5-1-2022	580,000	368,300
Denbury Resources Incorporated	6.38	8-15-2021	3,380,000	2,247,700
El Paso Pipeline Partners Operating LLC	5.00	10-1-2021	2,850,000	3,068,658
Enable Midstream Partner LP	2.40	5-15-2019	5,475,000	5,299,023
Enable Midstream Partner LP	3.90	5-15-2024	3,150,000	2,937,221
Enable Midstream Partner LP	5.00	5-15-2044	600,000	498,059
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	1,100,000	1,159,080
Enlink Midstream LLC	4.15	6-1-2025	5,000,000	4,693,555
Enlink Midstream LLC	4.40	4-1-2024	5,400,000	5,261,236
Exterran Partners LP	6.00	4-1-2021	4,300,000	3,966,750
Kinder Morgan Incorporated	5.55	6-1-2045	1,525,000	1,529,959
Kinder Morgan Incorporated	6.50	9-15-2020	1,155,000	1,292,578
Kinder Morgan Incorporated	7.00	6-15-2017	1,998,000	2,078,030
Kinder Morgan Incorporated (i)	7.42	2-15-2037	1,820,000	1,910,359
Kinder Morgan Incorporated	7.80	8-1-2031	3,050,000	3,633,041
Overseas Shipholding Group Incorporated	8.13	3-30-2018	4,950,000	4,999,500
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	7,320,000	7,539,600
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	9,100,000	8,963,500
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	4,500,000	4,455,000
Rose Rock Midstream LP	5.63	7-15-2022	2,450,000	2,198,875
Rose Rock Midstream LP	5.63	11-15-2023	1,375,000	1,227,188
Sabine Oil & Gas Corporation (i)(s)	7.25	6-15-2019	850,000	8,500
Sabine Oil & Gas Corporation (i)(s)	7.50	9-15-2020	5,733,000	114,660
Sabine Pass Liquefaction LLC	5.63	2-1-2021	2,275,000	2,348,938
Sabine Pass Liquefaction LLC	5.63	4-15-2023	2,820,000	2,876,400
Sabine Pass Liquefaction LLC	5.63	3-1-2025	740,000	755,496
Sabine Pass Liquefaction LLC	5.75	5-15-2024	525,000	538,125
Sabine Pass Liquefaction LLC 144A	5.88	6-30-2026	1,225,000	1,257,156
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,415,000	3,572,944
Sabine Pass LNG LP	6.50	11-1-2020	6,295,000	6,546,800
Sabine Pass LNG LP	7.50	11-30-2016	7,325,000	7,444,031
SemGroup Corporation	7.50	6-15-2021	4,620,000	4,435,200
Southern Star Central Corporation 144A	5.13	7-15-2022	80,000	79,200
Southwestern Energy Company	4.10	3-15-2022	815,000	721,275
Suburban Propane Partners LP	7.38	8-1-2021	716,000	744,640
Swift Energy Company (a)(i)(s)	7.13	6-1-2017	9,300,000	0
Swift Energy Company (a)(i)(s)	8.88	1-15-2020	1,750,000	0
Tesoro Logistics LP	6.13	10-15-2021	350,000	364,035
Tesoro Logistics LP	6.38	5-1-2024	725,000	764,426
Ultra Petroleum Corporation (s)144A	5.75	12-15-2018	650,000	487,500
Ultra Petroleum Corporation (s)144A	6.13	10-1-2024	14,075,000	10,556,250
Valvoline Incorporated 144A	5.50	7-15-2024	625,000	652,344
Western Gas Partners LP	3.95	6-1-2025	350,000	343,443
Western Gas Partners LP	4.00	7-1-2022	300,000	301,862

3

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners LP	5.38%	6-1-2021	$375,000	$399,192
Western Gas Partners LP	5.45	4-1-2044	1,050,000	1,026,741
				124,614,450

Financials : 21.64%
Banks : 1.05%
CIT Group Incorporated	5.25	3-15-2018	160,000	166,400
CIT Group Incorporated 144A	5.50	2-15-2019	2,225,000	2,358,500
CIT Group Incorporated 144A	6.63	4-1-2018	3,880,000	4,122,500
				6,647,400

Capital Markets : 1.15%
Jefferies Finance LLC 144A	6.88	4-15-2022	6,910,000	6,106,713
Neuberger Berman Group LLC 144A	5.88	3-15-2022	1,125,000	1,165,781
				7,272,494

Consumer Finance : 6.91%
Ally Financial Incorporated	7.50	9-15-2020	300,000	342,750
Ally Financial Incorporated	8.00	12-31-2018	1,300,000	1,444,625
Ally Financial Incorporated	8.00	3-15-2020	3,016,000	3,460,860
Diamond 1 Finance Corporation/Diamond 2 Finance Corporation 144A	7.13	6-15-2024	8,825,000	9,497,597
Diamond 1 Finance Corporation/Diamond 2 Finance Corporation 144A	5.88	6-15-2021	4,650,000	4,861,012
Ford Motor Credit Company LLC	8.00	12-15-2016	200,000	205,070
Navient Corporation	8.00	3-25-2020	2,725,000	2,912,344
SLM Corporation	8.45	6-15-2018	3,110,000	3,382,125
Springleaf Finance Corporation	5.75	9-15-2016	2,325,000	2,330,813
Springleaf Finance Corporation	6.00	6-1-2020	2,850,000	2,764,500
Springleaf Finance Corporation	6.50	9-15-2017	550,000	572,000
Springleaf Finance Corporation	6.90	12-15-2017	6,950,000	7,335,864
Springleaf Finance Corporation	7.75	10-1-2021	2,500,000	2,481,250
Springleaf Finance Corporation	8.25	12-15-2020	300,000	310,500
Springleaf Finance Corporation	8.25	10-1-2023	1,892,000	1,873,080
				43,774,390

Diversified Financial Services : 2.15%
Denali Borrower LLC 144A	5.63	10-15-2020	6,930,000	7,268,184
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	2,815,000	2,477,200
NewStar Financial Incorporated	7.25	5-1-2020	4,075,000	3,899,979
				13,645,363

Insurance : 1.61%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	3,405,000	3,285,825
Hub International Limited 144A	7.88	10-1-2021	6,900,000	6,917,250
				10,203,075

Real Estate Management & Development : 1.04%
Onex Corporation 144A	7.75	1-15-2021	6,540,000	6,605,400

REITs : 7.73%
Crown Castle International Corporation	4.88	4-15-2022	760,000	841,616
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	5,019,334
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	4,875,000	5,100,469
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	7,670,000	8,039,119
Equinix Incorporated	5.88	1-15-2026	700,000	754,250
ESH Hospitality Incorporated 144A	5.25	5-1-2025	6,425,000	6,408,938
Iron Mountain Incorporated 144A	4.38	6-1-2021	2,500,000	2,587,500
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,175,000	2,202,188
Iron Mountain Incorporated 144A	6.00	10-1-2020	600,000	633,000

4

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Iron Mountain Incorporated	6.00%	8-15-2023	$5,185,000	$5,509,063
Sabra Health Care Incorporated	5.38	6-1-2023	2,100,000	2,115,750
Sabra Health Care Incorporated	5.50	2-1-2021	1,960,000	2,043,300
The Geo Group Incorporated	5.13	4-1-2023	1,305,000	1,308,263
The Geo Group Incorporated	5.88	1-15-2022	4,495,000	4,612,994
The GEO Group Incorporated	5.88	10-15-2024	1,450,000	1,486,250
The Geo Group Incorporated	6.00	4-15-2026	325,000	333,531
				48,995,565

Health Care : 11.86%
Health Care Equipment & Supplies : 2.24%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	6,225,000	5,306,813
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	325,000	339,219
Hologic Incorporated 144A	5.25	7-15-2022	1,500,000	1,590,000
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	3,750,000	4,042,988
Surgery Center Holdings Company 144A	8.88	4-15-2021	2,775,000	2,955,375
				14,234,395

Health Care Providers & Services : 7.84%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	310,000	320,267
Centene Corporation	5.75	6-1-2017	1,925,000	1,982,750
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	2,215,000	2,239,919
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	2,925,000	3,089,531
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,100,000
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	700,000	731,500
HCA Incorporated	5.88	3-15-2022	750,000	825,000
HCA Incorporated	6.50	2-15-2020	6,525,000	7,185,656
HealthSouth Corporation	5.75	9-15-2025	1,725,000	1,781,270
Mednax Incorporated 144A	5.25	12-1-2023	775,000	807,938
Molina Healthcare Incorporated 144A	5.38	11-15-2022	775,000	790,500
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	1,125,000	1,200,938
MPT Operating Partnership LP	5.25	8-1-2026	2,050,000	2,155,063
MPT Operating Partnership LP	6.38	2-15-2022	2,025,000	2,126,250
MPT Operating Partnership LP	6.38	3-1-2024	170,000	185,300
MPT Operating Partnership LP	6.88	5-1-2021	3,175,000	3,287,078
Select Medical Corporation	6.38	6-1-2021	9,180,000	9,082,508
Team Health Incorporated 144A	7.25	12-15-2023	3,575,000	3,896,750
Tenet Healthcare Corporation	6.00	10-1-2020	2,600,000	2,749,500
Vizient Incorporated 144A	10.38	3-1-2024	3,665,000	4,132,288
				49,670,006

Health Care Technology : 1.42%
Change Healthcare Holdings Incorporated 144A	6.00	2-15-2021	1,085,000	1,150,100
Change Healthcare Holdings Incorporated	11.00	12-31-2019	7,415,000	7,841,363
				8,991,463

Pharmaceuticals : 0.36%
Endo Finance LLC 144A	5.38	1-15-2023	1,275,000	1,106,063
Endo Finance LLC 144A	5.75	1-15-2022	1,180,000	1,062,000
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	100,000	89,250
				2,257,313

Industrials : 5.77%
Airlines : 0.40%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,559,015

Commercial Services & Supplies : 1.75%
Aramark Services Incorporated	5.13	1-15-2024	200,000	206,500
Covanta Holding Corporation	5.88	3-1-2024	5,393,000	5,339,070

5

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Covanta Holding Corporation	6.38%	10-1-2022	$3,205,000	$3,309,163
Covanta Holding Corporation	7.25	12-1-2020	2,150,000	2,227,938
				11,082,671

Construction & Engineering : 1.00%
AECOM	5.75	10-15-2022	355,000	373,638
AECOM	5.88	10-15-2024	4,280,000	4,590,300
United Rentals North America Incorporated	4.63	7-15-2023	1,340,000	1,366,800
				6,330,738

Professional Services : 0.05%
Ascent Capital Group Incorporated	4.00	7-15-2020	600,000	358,500

Trading Companies & Distributors : 2.57%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	8,075,000	8,519,125
H&E Equipment Services Incorporated	7.00	9-1-2022	6,370,000	6,640,725
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,124,113
				16,283,963

Information Technology : 7.41%
Communications Equipment : 0.33%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	2,000,000	2,110,000

Electronic Equipment, Instruments & Components : 2.81%
Jabil Circuit Incorporated	8.25	3-15-2018	13,532,000	14,716,050
Zebra Technologies Corporation	7.25	10-15-2022	2,910,000	3,106,425
				17,822,475

Internet Software & Services : 0.41%
Infor Software Parent LLC	6.50	5-15-2022	875,000	868,438
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	1,260,000	1,174,950
Zayo Group LLC	6.00	4-1-2023	250,000	260,000
Zayo Group LLC	6.38	5-15-2025	300,000	313,875
				2,617,263

IT Services : 0.42%
First Data Corporation 144A	5.00	1-15-2024	690,000	695,175
First Data Corporation 144A	5.75	1-15-2024	520,000	524,550
First Data Corporation 144A	6.75	11-1-2020	1,391,000	1,450,118
				2,669,843

Semiconductors & Semiconductor Equipment : 1.09%
Micron Technology Incorporated 144A	5.25	8-1-2023	600,000	538,500
Micron Technology Incorporated 144A	5.25	1-15-2024	1,325,000	1,189,188
Micron Technology Incorporated	5.50	2-1-2025	2,850,000	2,557,875
Micron Technology Incorporated 144A	5.63	1-15-2026	1,379,000	1,223,863
Micron Technology Incorporated	5.88	2-15-2022	1,410,000	1,360,650
				6,870,076

Software : 0.94%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,155,000	1,208,419
Activision Blizzard Incorporated 144A	6.13	9-15-2023	285,000	311,006
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	4,375,000	3,696,875
SS&C Technologies Incorporated	5.88	7-15-2023	700,000	726,250
				5,942,550

6

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals : 1.41%
NCR Corporation	5.88%	12-15-2021	$380,000	$395,200
NCR Corporation	6.38	12-15-2023	8,238,000	8,526,330
				8,921,530

Materials : 2.53%
Chemicals : 0.08%
Celanese U.S. Holdings LLC	5.88	6-15-2021	440,000	501,600

Containers & Packaging : 2.40%
Ball Corporation	5.25	7-1-2025	305,000	329,400
Berry Plastics Corporation	5.13	7-15-2023	700,000	723,625
Berry Plastics Corporation	6.00	10-15-2022	350,000	371,438
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	60,000	66,750
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	1,225,000	1,249,500
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	1,300,000	1,397,500
Owens-Illinois Incorporated 144A	5.38	1-15-2025	925,000	960,844
Owens-Illinois Incorporated 144A	6.38	8-15-2025	5,380,000	5,901,188
Owens-Illinois Incorporated	7.80	5-15-2018	837,000	916,515
Sealed Air Corporation 144A	5.13	12-1-2024	1,775,000	1,865,969
Silgan Holdings Incorporated	5.00	4-1-2020	1,400,000	1,421,000
				15,203,729

Metals & Mining : 0.05%
Indalex Holdings Corporation (a)(i)(s)	11.50	2-1-2020	5,985,000	0
Kaiser Aluminum Corporation 144A	5.88	5-15-2024	325,000	341,250
				341,250

Telecommunication Services : 12.88%
Diversified Telecommunication Services : 5.01%
Citizens Communications Company	7.88	1-15-2027	830,000	726,582
Frontier Communications Corporation	8.13	10-1-2018	1,980,000	2,178,000
Frontier Communications Corporation	8.25	4-15-2017	2,380,000	2,487,100
Frontier Communications Corporation	8.50	4-15-2020	1,000,000	1,076,000
GCI Incorporated	6.75	6-1-2021	4,200,000	4,326,000
GCI Incorporated	6.88	4-15-2025	2,450,000	2,541,875
Level 3 Financing Incorporated	5.13	5-1-2023	1,595,000	1,642,850
Level 3 Financing Incorporated	5.38	8-15-2022	2,545,000	2,672,250
Level 3 Financing Incorporated	5.38	5-1-2025	1,595,000	1,674,750
Level 3 Financing Incorporated	5.63	2-1-2023	1,275,000	1,338,750
Level 3 Financing Incorporated	6.13	1-15-2021	1,690,000	1,759,713
Level 3 Financing Incorporated 144A	5.25	3-15-2026	1,050,000	1,098,563
Level 3 Financing Incorporated	5.38	1-15-2024	1,125,000	1,179,844
SBA Communications Corporation	5.63	10-1-2019	270,000	278,775
Syniverse Holdings Incorporated	9.13	1-15-2019	11,370,000	5,670,788
Windstream Corporation	6.38	8-1-2023	1,250,000	1,081,250
				31,733,090

Wireless Telecommunication Services : 7.87%
Metro PCS Wireless Incorporated	6.63	11-15-2020	5,910,000	6,087,300
SBA Communications Corporation	4.88	7-15-2022	1,485,000	1,522,125
SBA Communications Corporation	5.75	7-15-2020	2,795,000	2,878,850
Sprint Capital Corporation	6.88	11-15-2028	18,785,000	16,061,175
Sprint Capital Corporation	8.75	3-15-2032	5,455,000	5,127,700
Sprint Communications Incorporated	7.00	8-15-2020	380,000	360,924
Sprint Corporation	7.13	6-15-2024	995,000	885,550
Sprint Corporation	7.63	2-15-2025	675,000	607,500
T-Mobile USA Incorporated	6.00	3-1-2023	500,000	528,620
T-Mobile USA Incorporated	6.13	1-15-2022	140,000	147,438
T-Mobile USA Incorporated	6.25	4-1-2021	290,000	303,413
T-Mobile USA Incorporated	6.38	3-1-2025	2,800,000	2,996,000
T-Mobile USA Incorporated	6.46	4-28-2019	265,000	269,969

7

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
T-Mobile USA Incorporated	6.50%	1-15-2024	$140,000	$149,800
T-Mobile USA Incorporated	6.50	1-15-2026	805,000	871,815
T-Mobile USA Incorporated	6.54	4-28-2020	275,000	283,938
T-Mobile USA Incorporated	6.63	4-1-2023	1,050,000	1,126,965
T-Mobile USA Incorporated	6.63	4-28-2021	1,525,000	1,603,156
T-Mobile USA Incorporated	6.73	4-28-2022	5,645,000	5,913,138
T-Mobile USA Incorporated	6.84	4-28-2023	1,765,000	1,884,138
T-Mobile USA Incorporated	6.00	4-15-2024	275,000	293,477
				49,902,991

Utilities : 4.16%
Electric Utilities : 0.64%
Energy Future Intermediate Holding Company LLC (s)	10.00	12-1-2020	150,000	4,125
Otter Tail Corporation (i)	9.00	12-15-2016	3,985,000	4,080,238
				4,084,363

Gas Utilities : 0.24%
AmeriGas Finance LLC	5.63	5-20-2024	725,000	750,375
AmeriGas Finance LLC	5.88	8-20-2026	725,000	759,438
				1,509,813

Independent Power & Renewable Electricity Producers : 3.28%
Calpine Corporation 144A	5.88	1-15-2024	455,000	478,888
Calpine Corporation 144A	6.00	1-15-2022	865,000	903,925
Calpine Corporation 144A	7.88	1-15-2023	872,000	922,140
NSG Holdings LLC 144A	7.75	12-15-2025	5,693,058	6,091,572
Reliant Energy Incorporated	9.68	7-2-2026	780,000	725,400
TerraForm Power Operating LLC 144A	5.88	2-1-2023	8,590,000	8,622,213
TerraForm Power Operating LLC 144A	6.13	6-15-2025	3,050,000	3,034,750
				20,778,888

Total Corporate Bonds and Notes (Cost $736,162,767)				748,686,525

Loans : 3.42%
Consumer Discretionary : 0.74%
Hotels, Restaurants & Leisure : 0.10%
CCM Merger Incorporated ±	4.50	8-8-2021	616,148	617,177

Specialty Retail : 0.64%
Focus Brands Incorporated ±	10.25	8-21-2018	4,124,203	4,088,116

Financials : 0.15%
Diversified Financial Services : 0.15%
American Beacon Advisors Incorporated ±(i)	9.75	3-3-2023	1,010,000	959,500

Health Care : 0.33%
Pharmaceuticals : 0.33%
Valeant Pharmaceuticals International Incorporated ±	4.75	12-11-2019	2,133,568	2,108,498

Industrials : 0.17%
Commercial Services & Supplies : 0.17%
W3 Company ±(i)	9.25	9-13-2020	488,775	195,510
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	673,199	667,732
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	29,808	29,287

8

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
WASH Multifamily Laundry Systems LLC ±(i)	8.00%	5-14-2023	$170,192	$167,213
				1,059,742

Information Technology : 0.10%
Technology Hardware, Storage & Peripherals : 0.10%
Peak 10 Incorporated ±(i)	8.25	6-17-2022	700,239	623,213

Telecommunication Services : 0.15%
Wireless Telecommunication Services : 0.15%
LTS Buyer LLC ±(i)	8.00	4-12-2021	935,369	933,031

Utilities : 1.78%
Electric Utilities : 1.78%
Texas Competitive Electric Holdings Company LLC (s)±	4.66	10-10-2016	34,355,889	11,294,498

Total Loans (Cost $44,910,192)				21,683,775

Yankee Corporate Bonds and Notes : 8.65%
Consumer Staples : 0.10%
Food Products : 0.10%
Fage International S.A. 144A%%	5.63	8-15-2026	625,000	638,281

Energy : 1.78%
Oil, Gas & Consumable Fuels : 1.78%
Baytex Energy Corporation 144A	5.13	6-1-2021	1,150,000	931,500
Baytex Energy Corporation 144A	5.63	6-1-2024	1,700,000	1,343,000
Griffin Coal Mining Company Limited (a)(i)(s)144A	9.50	12-1-2016	2,119,383	847,753
Griffin Coal Mining Company Limited (a)(i)(s)	9.50	12-1-2016	290,088	116,035
Teekay Corporation	8.50	1-15-2020	7,708,000	6,628,880
Teekay Corporation 144A	8.50	1-15-2020	1,650,000	1,386,000
				11,253,168

Financials : 0.11%
Banks : 0.11%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	700,000	728,000
Preferred Term Securities XII Limited (a)(i)(s)	0.00	12-24-2033	1,540,000	0
				728,000

Health Care : 2.64%
Pharmaceuticals : 2.64%
Mallinckrodt plc 144A	5.50	4-15-2025	970,000	894,825
Mallinckrodt plc 144A	5.63	10-15-2023	445,000	427,200
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	1,178,000	1,005,718
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	3,600,000	2,997,000
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	8,675,000	7,200,250
Valeant Pharmaceuticals International Incorporated 144A	6.38	10-15-2020	2,375,000	2,143,438
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2021	700,000	628,250
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	1,541,000	1,433,130
				16,729,811

Industrials : 0.79%
Building Products : 0.06%
Allegion plc	5.88	9-15-2023	340,000	362,100

9

Portfolio of investments — July 31, 2016 (unaudited)	Wells Fargo Income Opportunities Fund

Security name		Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies : 0.67%
GFL Environmental Incorporated 144A		7.88%	4-1-2020	$3,205,000	$3,309,163
GFL Environmental Incorporated 144A		9.88	2-1-2021	850,000	922,250
					4,231,413

Machinery : 0.06%
Sensata Technologies BV 144A		5.00	10-1-2025	385,000	394,625

Materials : 0.71%
Containers & Packaging : 0.64%
Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥		8.63	6-15-2019	2,708,234	2,789,481
Ardagh Packaging Finance plc 144A		7.25	5-15-2024	1,175,000	1,239,625
					4,029,106

Metals & Mining : 0.07%
ArcelorMittal SA		6.13	6-1-2025	450,000	476,861

Telecommunication Services : 2.52%
Diversified Telecommunication Services : 2.29%
Intelsat Jackson Holdings SA		5.50	8-1-2023	11,740,000	7,689,700
Intelsat Jackson Holdings SA		7.25	4-1-2019	4,000,000	2,990,000
Intelsat Luxembourg SA		7.75	6-1-2021	2,600,000	598,000
Intelsat Luxembourg SA		8.13	6-1-2023	10,050,000	2,336,625
Virgin Media Finance plc 144A		5.38	4-15-2021	274,500	285,480
Virgin Media Finance plc 144A		6.38	4-15-2023	605,000	621,638
					14,521,443

Wireless Telecommunication Services : 0.23%
Telesat Canada Incorporated 144A		6.00	5-15-2017	1,475,000	1,471,286

Total Yankee Corporate Bonds and Notes (Cost $71,035,060)					54,836,094

		Yield		Shares
Short-Term Investments : 4.25%
Investment Companies : 4.25%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.32		26,920,312	26,920,311

Total Short-Term Investments (Cost $26,920,311)					26,920,311

Total investments in securities (Cost $886,056,390)*	134.56%				852,856,745
Other assets and liabilities, net	(34.56)				(219,034,504)

Total net assets	100.00%				$633,822,241

†	Non-income-earning security
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	The security is issued on a when-issued basis.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

10

Wells Fargo Income Opportunities Fund	Portfolio of investments — July 31, 2016 (unaudited)

*	Cost for federal income tax purposes is $892,291,739 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,114,117
Gross unrealized losses	(76,549,111)

Net unrealized losses	$(39,434,994)

Abbreviations:
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

11

Wells Fargo Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptionsin determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Energy	$729,513	$0	$0	$729,513
Materials	527	$0	0	527
Corporate bonds and notes	0	748,686,525	0	748,686,525
Loans	0	18,108,289	3,575,486	21,683,775
Yankee corporate bonds and notes	0	53,872,306	963,788	54,836,094
Short-term investments
Investment companies	26,920,311	0	0	26,920,311

Total assets	$27,650,351	$820,667,120	$4,539,274	$852,856,745

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Income Opportunities Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Income Opportunities Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Income Opportunities Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 23, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	September 23, 2016